Benefit Plans 3 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 76.4	$ 71.8	$ 74.6
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Multiemployer Plans Withdrawal Obligation	$ 20.0	15.0
Noncurrent Regulatory Assets	3,158.8	3,310.4
Noncurrent Regulatory Liabilities	8,457.6	8,540.3
UMWA Withdrawal Obligation [Member]
Benefit Plans Textuals [Abstract]
Noncurrent Regulatory Assets	2.0
Noncurrent Regulatory Liabilities		3.0
AEP Texas Inc. [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 5.9	5.7	6.0
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 280.6	430.0
Noncurrent Regulatory Liabilities	1,316.9	1,344.3
Appalachian Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 7.5	7.5	7.4
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 457.2	475.8
Noncurrent Regulatory Liabilities	1,268.7	1,449.7
Indiana Michigan Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 11.0	10.5	10.7
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 482.1	512.5
Noncurrent Regulatory Liabilities	1,891.4	1,574.5
Ohio Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 6.6	6.3	6.1
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 351.8	387.5
Noncurrent Regulatory Liabilities	1,090.9	1,221.2
Public Service Co Of Oklahoma [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 4.6	4.5	5.0
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 375.2	369.0
Noncurrent Regulatory Liabilities	837.2	864.7
Southwestern Electric Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 6.2	5.9	6.0
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	$ 222.4	230.8
Noncurrent Regulatory Liabilities	892.3	923.0
Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,998.7	4,625.6
Underfunded Benefit Obligation
Projected Benefit Obligation	5,236.8	4,810.3	5,215.8
Accumulated Benefit Obligation	4,998.7	4,625.6
Fair Value of Plan Assets	5,015.4	4,695.9	5,174.1
Underfunded Status, Projected Benefit Obligation	(221.4)	(114.4)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2020	6.1
Components of Net Periodic Benefit Cost
Service Cost	95.5	97.6	96.5
Interest Cost	204.4	187.8	203.1
Expected Return on Plan Assets	(296.0)	(290.3)	(284.8)
Amortization of Prior Service Cost (Credit)	0.0	0.0	1.0
Amortization of Net Actuarial Loss	57.6	85.2	82.8
Settlements	0.0	2.6	0.0
Net Periodic Benefit Cost (Credit)	61.5	82.9	98.6
Capitalized Portion	(38.6)	(41.1)	(39.9)
Net Periodic Benefit Cost (Credit) Recognized in Expense	22.9	41.8	58.7
Pension Plans [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2020	378.1
2021	382.8
2022	380.5
2023	383.8
2024	382.9
Years 2025 to 2029, in Total	1,800.7
Pension Plans [Member] | AEP Texas Inc. [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	421.1	396.8
Underfunded Benefit Obligation
Projected Benefit Obligation	441.2	409.3	441.3
Accumulated Benefit Obligation	421.1	396.8
Fair Value of Plan Assets	435.1	410.7	455.9
Underfunded Status, Projected Benefit Obligation	(6.1)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2020	0.4
Components of Net Periodic Benefit Cost
Service Cost	8.6	9.2	8.6
Interest Cost	17.5	16.0	17.1
Expected Return on Plan Assets	(25.8)	(25.6)	(25.0)
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Net Actuarial Loss	4.9	7.2	7.0
Net Periodic Benefit Cost (Credit)	5.2	6.8	7.7
Capitalized Portion	(4.5)	(4.8)	(4.0)
Net Periodic Benefit Cost (Credit) Recognized in Expense	0.7	2.0	3.7
Pension Plans [Member] | AEP Texas Inc. [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2020	37.5
2021	37.3
2022	35.9
2023	36.6
2024	36.3
Years 2025 to 2029, in Total	162.2
Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	627.5	588.5
Underfunded Benefit Obligation
Projected Benefit Obligation	647.2	603.1	665.0
Accumulated Benefit Obligation	627.5	588.5
Fair Value of Plan Assets	637.0	593.3	651.7
Underfunded Status, Projected Benefit Obligation	(10.2)	(9.8)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2020	0.0
Components of Net Periodic Benefit Cost
Service Cost	9.4	9.3	9.4
Interest Cost	25.2	23.5	25.7
Expected Return on Plan Assets	(37.4)	(36.6)	(35.8)
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.2
Amortization of Net Actuarial Loss	7.0	10.6	10.4
Net Periodic Benefit Cost (Credit)	4.2	6.8	9.9
Capitalized Portion	(4.0)	(3.8)	(4.0)
Net Periodic Benefit Cost (Credit) Recognized in Expense	0.2	3.0	5.9
Pension Plans [Member] | Appalachian Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2020	45.8
2021	46.0
2022	45.7
2023	46.1
2024	46.8
Years 2025 to 2029, in Total	217.4
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	586.9	536.9
Underfunded Benefit Obligation
Projected Benefit Obligation	616.1	567.0	624.3
Accumulated Benefit Obligation	586.9	536.9
Fair Value of Plan Assets	630.5	583.8	636.7
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2020	0.0
Components of Net Periodic Benefit Cost
Service Cost	13.4	13.6	14.0
Interest Cost	23.8	22.1	24.3
Expected Return on Plan Assets	(36.8)	(35.7)	(34.6)
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.2
Amortization of Net Actuarial Loss	6.6	9.8	9.7
Net Periodic Benefit Cost (Credit)	7.0	9.8	13.6
Capitalized Portion	(3.4)	(5.6)	(5.5)
Net Periodic Benefit Cost (Credit) Recognized in Expense	3.6	4.2	8.1
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2020	40.1
2021	40.5
2022	42.5
2023	42.2
2024	42.8
Years 2025 to 2029, in Total	211.6
Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	464.3	438.5
Underfunded Benefit Obligation
Projected Benefit Obligation	487.8	453.9	501.1
Accumulated Benefit Obligation	464.3	438.5
Fair Value of Plan Assets	499.1	466.1	509.1
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2020	0.0
Components of Net Periodic Benefit Cost
Service Cost	7.9	7.7	7.5
Interest Cost	19.1	17.7	19.4
Expected Return on Plan Assets	(29.3)	(28.8)	(27.9)
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.1
Amortization of Net Actuarial Loss	5.3	8.0	7.8
Net Periodic Benefit Cost (Credit)	3.0	4.6	6.9
Capitalized Portion	(3.7)	(3.6)	(3.3)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(0.7)	1.0	3.6
Pension Plans [Member] | Ohio Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2020	36.2
2021	36.1
2022	35.7
2023	35.8
2024	34.0
Years 2025 to 2029, in Total	161.1
Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	250.5	240.2
Underfunded Benefit Obligation
Projected Benefit Obligation	267.5	253.8	276.6
Accumulated Benefit Obligation	250.5	240.2
Fair Value of Plan Assets	276.2	261.2	287.8
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2020	0.1
Components of Net Periodic Benefit Cost
Service Cost	6.5	7.0	6.4
Interest Cost	10.6	9.9	10.7
Expected Return on Plan Assets	(16.3)	(16.1)	(15.6)
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.0
Amortization of Net Actuarial Loss	2.9	4.4	4.3
Net Periodic Benefit Cost (Credit)	3.7	5.2	5.8
Capitalized Portion	(2.4)	(2.6)	(2.1)
Net Periodic Benefit Cost (Credit) Recognized in Expense	1.3	2.6	3.7
Pension Plans [Member] | Public Service Co Of Oklahoma [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2020	20.9
2021	21.3
2022	21.2
2023	22.6
2024	21.5
Years 2025 to 2029, in Total	98.3
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	293.2	272.8
Underfunded Benefit Obligation
Projected Benefit Obligation	314.2	291.4	314.6
Accumulated Benefit Obligation	293.2	272.8
Fair Value of Plan Assets	296.9	281.0	311.7
Underfunded Status, Projected Benefit Obligation	(17.3)	(10.4)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2020	0.1
Components of Net Periodic Benefit Cost
Service Cost	8.6	9.3	8.7
Interest Cost	12.4	11.3	12.3
Expected Return on Plan Assets	(17.7)	(17.3)	(17.0)
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.1
Amortization of Net Actuarial Loss	3.4	5.1	4.9
Settlements	0.0	0.4	0.0
Net Periodic Benefit Cost (Credit)	6.7	8.8	9.0
Capitalized Portion	(2.9)	(3.1)	(2.7)
Net Periodic Benefit Cost (Credit) Recognized in Expense	3.8	5.7	6.3
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2020	24.0
2021	24.7
2022	25.2
2023	25.4
2024	25.8
Years 2025 to 2029, in Total	119.6
Qualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,929.0	4,560.7
Underfunded Benefit Obligation
Accumulated Benefit Obligation	4,929.0	4,560.7
Qualified Pension Plans [Member] | AEP Texas Inc. [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	417.5	393.2
Underfunded Benefit Obligation
Accumulated Benefit Obligation	417.5	393.2
Qualified Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	627.3	588.3
Underfunded Benefit Obligation
Accumulated Benefit Obligation	627.3	588.3
Qualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	586.3	536.3
Underfunded Benefit Obligation
Accumulated Benefit Obligation	586.3	536.3
Qualified Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	464.2	438.3
Underfunded Benefit Obligation
Accumulated Benefit Obligation	464.2	438.3
Qualified Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	248.9	238.0
Underfunded Benefit Obligation
Accumulated Benefit Obligation	248.9	238.0
Qualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	291.9	271.6
Underfunded Benefit Obligation
Accumulated Benefit Obligation	291.9	271.6
Nonqualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	69.7	64.9
Underfunded Benefit Obligation
Accumulated Benefit Obligation	69.7	64.9
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Accumulated Benefit Obligation	(69.7)	(64.9)
Nonqualified Pension Plans [Member] | AEP Texas Inc. [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	3.6	3.6
Underfunded Benefit Obligation
Projected Benefit Obligation		3.8
Accumulated Benefit Obligation	3.6	3.6
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Projected Benefit Obligation		(3.8)
Underfunded Status, Accumulated Benefit Obligation	(3.6)	(3.6)
Nonqualified Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.2	0.2
Underfunded Benefit Obligation
Accumulated Benefit Obligation	0.2	0.2
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Accumulated Benefit Obligation	(0.2)	(0.2)
Nonqualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.6	0.6
Underfunded Benefit Obligation
Projected Benefit Obligation	1.5	1.2
Accumulated Benefit Obligation	0.6	0.6
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Projected Benefit Obligation	(1.5)	(1.2)
Underfunded Status, Accumulated Benefit Obligation	(0.6)	(0.6)
Nonqualified Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.1	0.2
Underfunded Benefit Obligation
Projected Benefit Obligation	0.4	0.4
Accumulated Benefit Obligation	0.1	0.2
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Projected Benefit Obligation	(0.4)	(0.4)
Underfunded Status, Accumulated Benefit Obligation	(0.1)	(0.2)
Nonqualified Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	1.6	2.2
Underfunded Benefit Obligation
Projected Benefit Obligation	1.9	2.3
Accumulated Benefit Obligation	1.6	2.2
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Projected Benefit Obligation	(1.9)	(2.3)
Underfunded Status, Accumulated Benefit Obligation	(1.6)	(2.2)
Nonqualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	1.3	1.2
Underfunded Benefit Obligation
Accumulated Benefit Obligation	1.3	1.2
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Accumulated Benefit Obligation	(1.3)	(1.2)
Other Postretirement Benefit Plans [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	1,225.4	1,194.5	1,332.0
Fair Value of Plan Assets	1,781.8	1,534.2	1,732.5
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2020	3.4
Components of Net Periodic Benefit Cost
Service Cost	9.5	11.6	11.2
Interest Cost	50.5	47.4	59.3
Expected Return on Plan Assets	(93.7)	(102.2)	(101.3)
Amortization of Prior Service Cost (Credit)	(69.1)	(69.1)	(69.1)
Amortization of Net Actuarial Loss	22.1	10.5	36.7
Settlements	0.0	0.0	0.0
Net Periodic Benefit Cost (Credit)	(80.7)	(101.8)	(63.2)
Capitalized Portion	(3.8)	(4.9)	25.6
Net Periodic Benefit Cost (Credit) Recognized in Expense	(84.5)	(106.7)	(37.6)
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2020	126.3
2021	124.0
2022	125.2
2023	125.0
2024	124.6
Years 2025 to 2029, in Total	592.6
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2020	0.2
2021	0.3
2022	0.3
2023	0.3
2024	0.3
Years 2025 to 2029, in Total	1.4
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	97.8	95.9	107.1
Fair Value of Plan Assets	148.1	129.9	147.3
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2020	0.1
Components of Net Periodic Benefit Cost
Service Cost	0.8	0.9	0.9
Interest Cost	4.0	3.8	4.9
Expected Return on Plan Assets	(7.8)	(8.6)	(8.8)
Amortization of Prior Service Cost (Credit)	(5.9)	(5.9)	(5.8)
Amortization of Net Actuarial Loss	1.8	0.8	3.2
Net Periodic Benefit Cost (Credit)	(7.1)	(9.0)	(5.6)
Capitalized Portion	(0.4)	(0.5)	2.9
Net Periodic Benefit Cost (Credit) Recognized in Expense	(7.5)	(9.5)	(2.7)
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2020	10.0
2021	10.0
2022	10.4
2023	10.6
2024	10.7
Years 2025 to 2029, in Total	50.8
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024	0.0
Years 2025 to 2029, in Total	0.0
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	203.5	205.5	236.5
Fair Value of Plan Assets	271.0	238.4	273.4
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2020	2.0
Components of Net Periodic Benefit Cost
Service Cost	1.0	1.1	1.1
Interest Cost	8.7	8.2	10.6
Expected Return on Plan Assets	(14.6)	(16.0)	(16.5)
Amortization of Prior Service Cost (Credit)	(10.1)	(10.0)	(10.1)
Amortization of Net Actuarial Loss	3.7	1.9	6.3
Net Periodic Benefit Cost (Credit)	(11.3)	(14.8)	(8.6)
Capitalized Portion	(0.4)	(0.5)	3.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	(11.7)	(15.3)	(5.1)
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2020	22.5
2021	21.8
2022	21.6
2023	21.2
2024	21.1
Years 2025 to 2029, in Total	97.8
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2020	0.1
2021	0.2
2022	0.2
2023	0.1
2024	0.1
Years 2025 to 2029, in Total	0.6
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	142.9	138.3	153.5
Fair Value of Plan Assets	216.3	187.3	211.1
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2020	0.0
Components of Net Periodic Benefit Cost
Service Cost	1.4	1.6	1.6
Interest Cost	5.8	5.4	6.9
Expected Return on Plan Assets	(11.4)	(12.3)	(12.2)
Amortization of Prior Service Cost (Credit)	(9.4)	(9.5)	(9.4)
Amortization of Net Actuarial Loss	2.7	1.2	4.4
Net Periodic Benefit Cost (Credit)	(10.9)	(13.6)	(8.7)
Capitalized Portion	(0.4)	(0.7)	3.5
Net Periodic Benefit Cost (Credit) Recognized in Expense	(11.3)	(14.3)	(5.2)
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2020	15.2
2021	15.2
2022	15.5
2023	15.5
2024	15.4
Years 2025 to 2029, in Total	72.8
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024	0.0
Years 2025 to 2029, in Total	0.0
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	130.2	129.5	144.3
Fair Value of Plan Assets	197.1	175.4	198.5
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2020	0.0
Components of Net Periodic Benefit Cost
Service Cost	0.8	0.9	0.9
Interest Cost	5.5	5.1	6.7
Expected Return on Plan Assets	(10.8)	(11.7)	(11.9)
Amortization of Prior Service Cost (Credit)	(6.9)	(6.9)	(6.9)
Amortization of Net Actuarial Loss	2.5	1.1	4.3
Net Periodic Benefit Cost (Credit)	(8.9)	(11.5)	(6.9)
Capitalized Portion	(0.4)	(0.4)	3.3
Net Periodic Benefit Cost (Credit) Recognized in Expense	(9.3)	(11.9)	(3.6)
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2020	14.8
2021	14.2
2022	14.4
2023	14.3
2024	14.1
Years 2025 to 2029, in Total	65.4
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024	0.0
Years 2025 to 2029, in Total	0.0
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	64.7	62.3	69.4
Fair Value of Plan Assets	98.0	84.3	95.5
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2020	0.0
Components of Net Periodic Benefit Cost
Service Cost	0.6	0.7	0.7
Interest Cost	2.6	2.5	3.2
Expected Return on Plan Assets	(5.1)	(5.6)	(5.6)
Amortization of Prior Service Cost (Credit)	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	1.2	0.5	2.0
Net Periodic Benefit Cost (Credit)	(5.0)	(6.2)	(4.0)
Capitalized Portion	(0.2)	(0.3)	1.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	(5.2)	(6.5)	(2.6)
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2020	6.8
2021	6.7
2022	6.9
2023	7.0
2024	7.1
Years 2025 to 2029, in Total	33.7
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024	0.0
Years 2025 to 2029, in Total	0.0
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	77.4	72.7	80.3
Fair Value of Plan Assets	117.2	98.5	110.4
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2020	0.0
Components of Net Periodic Benefit Cost
Service Cost	0.8	0.9	0.9
Interest Cost	3.1	2.8	3.6
Expected Return on Plan Assets	(5.9)	(6.4)	(6.3)
Amortization of Prior Service Cost (Credit)	(5.2)	(5.2)	(5.2)
Amortization of Net Actuarial Loss	1.4	0.6	2.3
Settlements	0.0	0.0	0.0
Net Periodic Benefit Cost (Credit)	(5.8)	(7.3)	(4.7)
Capitalized Portion	(0.3)	(0.3)	1.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	(6.1)	$ (7.6)	$ (3.3)
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2020	7.5
2021	7.7
2022	8.0
2023	8.2
2024	8.4
Years 2025 to 2029, in Total	40.6
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2020	0.0
2021	0.0
2022	0.0
2023	0.0
2024	0.0
Years 2025 to 2029, in Total	$ 0.0